INCOME TAXES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income tax
Effective tax rate (as a percent)		25.00%	25.00%	25.00%
Cash dividends paid			¥ 678	¥ 660
Income (loss) before income taxes
Total		¥ (2,279)	¥ 2,565	¥ 1,393
Minimum
Income tax
Extended limitation tax evasion period		5 years
Maximum
Income tax
Extended limitation tax evasion period		10 years
China
Income tax
Effective tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income (loss) before income taxes
PRC including Hong Kong and Taiwan		¥ (392)	¥ 2,334	¥ 1,583
GERMANY
Income tax
Effective tax rate (as a percent)		15.00%
Effective income tax rate including solidarity surcharge		15.825%
Income (loss) before income taxes
Income taxes foreign		¥ (1,606)
GERMANY | Minimum
Income tax
Municipal Trade Tax		7.00%
GERMANY | Maximum
Income tax
Municipal Trade Tax		17.00%
Others
Income (loss) before income taxes
Income taxes foreign		¥ (281)	¥ 231	¥ (190)
Jizhu Shanghai | China
Income tax
Effective tax rate (as a percent)		15.00%	15.00%	12.50%	12.50%	12.50%
Income tax exemption period		2 years
Period of income tax rate reduction		3 years
Percentage of tax reduction		50.00%
Jiangsu Mengguang | China
Income tax
Effective tax rate (as a percent)	15.00%	15.00%	15.00%